Shareholder Report	12 Months Ended	120 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000137888
Shareholder Report [Line Items]
Fund Name	Navigator Tactical Fixed Income Fund
Trading Symbol	NTBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.21%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.21%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Navigator Tactical Fixed Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
Oct-2014	$9,623	$10,000	$10,000
Oct-2015	$9,680	$10,196	$9,806
Oct-2016	$10,783	$10,641	$10,800
Oct-2017	$11,666	$10,737	$11,763
Oct-2018	$11,785	$10,517	$11,878
Oct-2019	$12,296	$11,727	$12,874
Oct-2020	$12,905	$12,453	$13,323
Oct-2021	$14,066	$12,393	$14,726
Oct-2022	$12,689	$10,450	$12,994
Oct-2023	$13,550	$10,487	$13,804
Oct-2024	$15,140	$11,593	$16,078

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Navigator Tactical Fixed Income Fund
Without Load	11.73%	4.25%	4.64%
With Load	7.52%	3.45%	4.23%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Corporate High Yield Index	16.47%	4.55%	4.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 7,672,168,410	$ 7,672,168,410
Holdings Count | Holding	131	131
Advisory Fees Paid, Amount	$ 58,011,883
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,672,168,410
Number of Portfolio Holdings	131
Advisory Fee	$58,011,883
Portfolio Turnover	34%

Holdings [Text Block]

Security Type Weighting (% of total exposure)*

Value	Value
Futures	12.6%
Exchange-Traded Funds	8.7%
Money Market Funds	5.9%
U.S. Government & Agencies	15.4%
Credit Default Swap	21.3%
Corporate Bonds	19.7%
Open End Funds	0.8%
Options	13.2%
Total Return Swap	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000137889
Shareholder Report [Line Items]
Fund Name	Navigator Tactical Fixed Income Fund
Trading Symbol	NTBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	1.96%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.96%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Navigator Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$9,974	$10,196	$9,806
Oct-2016	$11,044	$10,641	$10,800
Oct-2017	$11,853	$10,737	$11,763
Oct-2018	$11,886	$10,517	$11,878
Oct-2019	$12,309	$11,727	$12,874
Oct-2020	$12,820	$12,453	$13,323
Oct-2021	$13,878	$12,393	$14,726
Oct-2022	$12,416	$10,450	$12,994
Oct-2023	$13,159	$10,487	$13,804
Oct-2024	$14,600	$11,593	$16,078

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Navigator Tactical Fixed Income Fund	10.94%	3.47%	3.86%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Corporate High Yield Index	16.47%	4.55%	4.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 7,672,168,410	$ 7,672,168,410
Holdings Count | Holding	131	131
Advisory Fees Paid, Amount	$ 58,011,883
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,672,168,410
Number of Portfolio Holdings	131
Advisory Fee	$58,011,883
Portfolio Turnover	34%

Holdings [Text Block]

Security Type Weighting (% of total exposure)*

Value	Value
Futures	12.6%
Exchange-Traded Funds	8.7%
Money Market Funds	5.9%
U.S. Government & Agencies	15.4%
Credit Default Swap	21.3%
Corporate Bonds	19.7%
Open End Funds	0.8%
Options	13.2%
Total Return Swap	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000137890
Shareholder Report [Line Items]
Fund Name	Navigator Tactical Fixed Income Fund
Trading Symbol	NTBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/ https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.96%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Navigator Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
Oct-2014	$25,000	$25,000	$25,000
Oct-2015	$25,174	$25,489	$24,514
Oct-2016	$28,132	$26,603	$27,000
Oct-2017	$30,509	$26,843	$29,409
Oct-2018	$30,910	$26,292	$29,695
Oct-2019	$32,296	$29,318	$32,184
Oct-2020	$34,007	$31,132	$33,308
Oct-2021	$37,165	$30,983	$36,814
Oct-2022	$33,617	$26,124	$32,486
Oct-2023	$35,988	$26,217	$34,510
Oct-2024	$40,308	$28,982	$40,195

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Navigator Tactical Fixed Income Fund	12.00%	4.53%	4.89%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Corporate High Yield Index	16.47%	4.55%	4.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 7,672,168,410	$ 7,672,168,410
Holdings Count | Holding	131	131
Advisory Fees Paid, Amount	$ 58,011,883
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,672,168,410
Number of Portfolio Holdings	131
Advisory Fee	$58,011,883
Portfolio Turnover	34%

Holdings [Text Block]

Security Type Weighting (% of total exposure)*

Value	Value
Futures	12.6%
Exchange-Traded Funds	8.7%
Money Market Funds	5.9%
U.S. Government & Agencies	15.4%
Credit Default Swap	21.3%
Corporate Bonds	19.7%
Open End Funds	0.8%
Options	13.2%
Total Return Swap	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000225122
Shareholder Report [Line Items]
Fund Name	Navigator Tactical Investment Grade Bond Fund
Trading Symbol	NTIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Navigator Tactical Investment Grade Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Navigator Tactical Investment Grade Bond Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2021	$25,000	$25,000
Oct-2021	$24,743	$24,777
Oct-2022	$22,578	$20,891
Oct-2023	$23,103	$20,965
Oct-2024	$25,412	$23,177

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (August 31, 2021)
Navigator Tactical Investment Grade Bond Fund	9.99%	0.52%
Bloomberg U.S. Aggregate Bond Index	10.55%	-2.36%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Aug. 31, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 1,319,254,455	$ 1,319,254,455
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount	$ 9,442,728
InvestmentCompanyPortfolioTurnover	360.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,319,254,455
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$9,442,728
Portfolio Turnover	360%

Holdings [Text Block]

Security Type Weighting (% of total exposure)*

Value	Value
Money Market Funds	32.0%
U.S. Government & Agencies	68.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000225125
Shareholder Report [Line Items]
Fund Name	Navigator Tactical U.S. Allocation Fund
Trading Symbol	NTAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Navigator Tactical U.S. Allocation Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$117	1.01%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Navigator Tactical U.S. Allocation Fund	S&P 500® Index
Jun-2021	$25,000	$25,000
Oct-2021	$27,125	$27,242
Oct-2022	$22,981	$23,262
Oct-2023	$25,593	$25,621
Oct-2024	$33,575	$35,361

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (June 11, 2021)
Navigator Tactical U.S. Allocation Fund	31.19%	9.09%
S&P 500® Index	38.02%	10.77%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jun. 11, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 67,151,419	$ 67,151,419
Holdings Count | Holding	54	54
Advisory Fees Paid, Amount	$ 413,717
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$67,151,419
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$413,717
Portfolio Turnover	4%

Holdings [Text Block]

Security Type Weighting (% of total exposure)*

Value	Value
Futures	47.2%
Exchange-Traded Funds	5.5%
Money Market Funds	6.2%
Corporate Bonds	40.3%
U.S. Government & Agencies	0.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000209835
Shareholder Report [Line Items]
Fund Name	Navigator Ultra Short Bond Fund
Trading Symbol	NUSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Navigator Ultra Short Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Navigator Ultra Short Bond Fund - with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Mar-2019	$9,625	$10,000	$10,000
Oct-2019	$9,856	$10,584	$10,197
Oct-2020	$10,076	$11,239	$10,397
Oct-2021	$10,114	$11,185	$10,414
Oct-2022	$10,121	$9,431	$10,308
Oct-2023	$10,641	$9,465	$10,767
Oct-2024	$11,226	$10,463	$11,384

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (3/25/2019)
Navigator Ultra Short Bond Fund
Without Load	5.50%	2.64%	2.78%
With Load	1.52%	1.85%	2.09%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	0.81%
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	5.73%	2.23%	2.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Mar. 25, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 71,034,403	$ 71,034,403
Holdings Count | Holding	66	66
Advisory Fees Paid, Amount	$ 33,862
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$71,034,403
Number of Portfolio Holdings	66
Advisory Fee (net of waivers)	$33,862
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	97.0%
Money Market Funds	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000209836
Shareholder Report [Line Items]
Fund Name	Navigator Ultra Short Bond Fund
Trading Symbol	NUSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Navigator Ultra Short Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Navigator Ultra Short Bond Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Mar-2019	$25,000	$25,000	$25,000
Oct-2019	$25,404	$26,461	$25,492
Oct-2020	$25,829	$28,098	$25,993
Oct-2021	$25,991	$27,963	$26,034
Oct-2022	$26,051	$23,578	$25,770
Oct-2023	$27,456	$23,662	$26,918
Oct-2024	$29,046	$26,158	$28,460

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 25, 2019)
Navigator Ultra Short Bond Fund	5.79%	2.72%	2.71%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	0.81%
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	5.73%	2.23%	2.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Mar. 25, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 71,034,403	$ 71,034,403
Holdings Count | Holding	66	66
Advisory Fees Paid, Amount	$ 33,862
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$71,034,403
Number of Portfolio Holdings	66
Advisory Fee (net of waivers)	$33,862
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	97.0%
Money Market Funds	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.